Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	¥ 175	$ 24	¥ 120
Youche Jingpi [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	20	3	20
Shanghai Youcang [Member]
Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties [Line Items]
Amounts due from related parties	¥ 155	$ 21	¥ 100